Fees Summary	Aug. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 980,000
Previously Paid Amount	0.00
Total Fee Amount	144.65
Total Offset Amount	0.00
Net Fee	144.65
Narrative - Max Aggregate Offering Price	$ 980,000
Final Prospectus	true